Revenues	12 Months Ended
Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues
Revenues

a)	Total Revenues by Major Product Type and Business Unit

The following table shows our revenue disaggregated by major product type and by business unit. Our business units are reported based on the primary products that they produce and are consistent with our reportable segments (Note 28) that have revenue from contracts with customers. A business unit can have revenue from more than one commodity as it can include an operation that produces more than one product. Intra-segment revenues are accounted for at current market prices as if the sales were made to arm’s-length parties and are eliminated on consolidation.

(CAD$ in millions)	2019
	Steelmaking Coal	Copper	Zinc	Energy	Total
Steelmaking coal	$5,522	$—	$—	$—	$5,522
Copper	—	2,158	—	—	2,158
Zinc	—	163	2,366	—	2,529
Blended bitumen	—	—	—	975	975
Silver	—	24	376	—	400
Lead	—	5	395	—	400
Other	—	119	350	—	469
Intra-segment	—	—	(519)	—	(519)
	$5,522	$2,469	$2,968	$975	$11,934

(CAD$ in millions)	2018
	Steelmaking Coal	Copper	Zinc	Energy[1]	Total
Steelmaking coal	$6,349	$—	$—	$—	$6,349
Copper	—	2,242	—	—	2,242
Zinc	—	279	2,701	—	2,980
Blended bitumen	—	—	—	407	407
Silver	—	18	306	—	324
Lead	—	—	419	—	419
Other	—	175	318	—	493
Intra-segment	—	—	(650)	—	(650)
	$6,349	$2,714	$3,094	$407	$12,564

Note:

1)	Includes revenue for Fort Hills from June 1, 2018.

b)	Total Revenues by Regions

The following table shows our revenue disaggregated by geographical region. Revenues are attributed to regions based on the destination port or delivery location as designated by the customer.

(CAD$ in millions)	2019	2018
Asia
China	$1,983	$2,060
Japan	1,813	1,880
South Korea	1,174	1,515
India	947	981
Other	1,077	1,207
Americas
United States	1,617	1,609
Canada	1,376	932
Latin America	236	297
Europe
Germany	486	561
Finland	263	242
Netherlands	176	240
Other	786	1,040
	$11,934	$12,564